INVESTMENT IN UNCONSOLIDATED ENTITY (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
INVESTMENT IN UNCONSOLIDATED ENTITY
NOTE 4. INVESTMENT IN UNCONSOLIDATED ENTITY

The Company’s investment in unconsolidated entity as of June 30, 2021 and December 31, 2020 is as follows:

	June 30, 2021	December 31, 2020
The TIC Interest	$9,987,703	$10,002,368

The Company’s income from investment in unconsolidated entity for the three and six months ended June 30, 2021 and 2020, is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
The TIC Interest	$74,834	$125,658	$147,302	$146,411

TIC Interest

During 2017, the Company, through a wholly-owned subsidiary of the Operating Partnership, acquired an approximate 72.7% interest in an industrial property in Santa Clara, California. The remaining approximate 27.3% of undivided interest in the Santa Clara property is held by Hagg Lane II, LLC (an approximate 23.4% interest) and Hagg Lane III, LLC (an approximate 3.9% interest). The manager of both Hagg Lane II, LLC and Hagg Lane III, LLC became a member of the Company's board of directors in December 2019. The Santa Clara property does not qualify as a variable interest entity and consolidation is not required as the Company’s TIC Interest does not control the property. Therefore, the Company accounts for the TIC Interest using the equity method. The Company receives approximately 72.7% of the cash flow distributions and recognizes approximately 72.7% of the results of operations.

During the three months ended June 30, 2021 and 2020, the Company received $82,588 and $169,158 in cash distributions, respectively, and $161,967 and $334,189 during the six months ended June 30, 2021 and 2020, respectively.

The following is summarized financial information for the Santa Clara property as of June 30, 2021 and December 31, 2020 and for the three and six months ended June 30, 2021 and 2020:

	June 30, 2021	December 31, 2020
Assets:
Real estate investments, net	$29,406,115	$29,906,146
Cash and cash equivalents	786,775	380,774
Other assets	50,041	164,684
Total assets	$30,242,931	$30,451,604
Liabilities:
Mortgage note payable, net	$13,354,714	$13,489,126
Below-market lease, net	2,733,780	2,806,973
Other liabilities	111,598	92,777
Total liabilities	16,200,092	16,388,876
Total equity	14,042,839	14,062,728
Total liabilities and equity	$30,242,931	$30,451,604

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Total revenues	$676,936	$751,653	$1,350,912	$1,349,573
Expenses:
Interest expense	138,036	140,906	275,642	282,609
Depreciation and amortization	250,015	250,680	500,030	499,898
Other expenses	185,964	187,246	372,652	365,703
Total expenses	574,015	578,832	1,148,324	1,148,210
Net income	$102,921	$172,821	$202,588	$201,363

NOTE 5. INVESTMENT IN UNCONSOLIDATED ENTITY

The Company’s investment in unconsolidated entity as of December 31, 2020 and 2019 is as follows:

	December 31,
	2020	2019
The TIC Interest	$10,002,368	$10,388,588

As discussed in Note 3, REIT I merged with and into the Company on December 31, 2019. The Company’s income (loss) from investments in unconsolidated entities for the years ended December 31, 2020 and 2019 is as follows:

	Years Ended December 31,
	2020	2019
The TIC Interest	$296,780	$296,691
REIT I	—	(62,643)
Total	$296,780	$234,048

The TIC Interest

During 2017, the Company, through a wholly-owned subsidiary of the Operating Partnership, acquired the approximate 72.7% TIC Interest. The remaining approximate 27.3% undivided interest in the Santa Clara property is held by Hagg Lane II, LLC (an approximate 23.4%) and Hagg Lane III, LLC (an approximate 3.9%). The manager of Hagg Lane II, LLC and Hagg Lane III, LLC became a member of the Company's board of directors in December 2019. The Santa Clara property does not qualify as a variable interest entity and consolidation is not required as the Company's TIC Interest does not control the property. Therefore, the Company accounts for the TIC Interest using the equity method. The property lease expiration date is March 16, 2026 and the lease provides for three five-year renewal options. The Company receives approximately 72.7% of the cash flow distributions and recognizes approximately 72.7% of the results of operations. During the years ended December 31, 2020 and 2019, the Company received $683,000 and $657,435 in cash distributions, respectively.

The following is summarized financial information for the Santa Clara property as of and for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Assets:
Real estate investments, net	$29,906,146	$30,858,240
Cash and cash equivalents	380,774	275,760
Other assets	164,684	228,770
Total assets	$30,451,604	$31,362,770

Liabilities:
Mortgage notes payable, net	$13,489,126	$13,746,635
Below-market lease, net	2,806,973	2,953,360
Other liabilities	92,777	68,587
Total liabilities	16,388,876	16,768,582
Total equity	14,062,728	14,594,188
Total liabilities and equity	$30,451,604	$31,362,770

	Years Ended December 31,
	2020	2019
Total revenue	$2,694,874	$2,705,126

Expenses:
Depreciation and amortization	999,929	993,564
Interest expense	565,778	574,086
Other expenses	721,279	731,044
Total expenses	2,286,986	2,298,694
Net income	$407,888	$406,432

REIT I

Prior to the Merger on December 31, 2019, the Company had an approximate 4.8% ownership interest in REIT I. The Company recorded its share of loss of REIT I based on REIT I’s results of operations for the year ended December 31, 2019. During the year ended December 31, 2019, the Company received $372,351 in cash distributions related to its investment in REIT I. The following is REIT I's summarized results of operations for the year ended December 31, 2019:

Year Ended December 31, 2019
Total revenue	$13,132,226

Expenses:
Depreciation and amortization	5,787,709
Interest expense	3,425,625
Other expenses	5,342,365
Total expenses	14,555,699
Other income:
Gain on sale of real estate investment property, net	(1,850,845)
Loss on debt restructuring	1,964,618
Total other income	113,773
Net loss	$(1,309,700)